Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets
Net Operating Loss Carryforward	$ 793,595	$ 6,485
Helium and CO2 Exploration and Development Costs Deducted for Tax Over Book Depletion	9,162
Other	1,537,012
Deferred Tax Assets	2,339,769	6,485
Deferred Tax Liabilities
Other Property, Plant, and Equipment Costs Deducted for Tax Under Book Depreciation	(16,440)
Deferred Tax Liabilities	(16,440)
Net Deferred Tax Asset	2,323,329	6,485
Valuation Allowance	(2,323,329)	(6,485)
Net Deferred Tax Asset (Liability)